Derivative Instruments and Risk Management Activities (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Net derivatives asset:
Fixed price derivative assets	$ 593,000
Significant other observable inputs (Level 2) | Commodity swaps
Net derivatives asset:
Fixed price derivative assets	593,280
Total | Commodity swaps
Net derivatives asset:
Fixed price derivative assets	$ 593,280